Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income expense [abstract]
Brazilian tax credits	$ 481
Government grants	227	$ 280	$ 317
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	56	172	80
License income	22	30	45
Net (additions to)/reversals of provisions	(14)	(10)	(11)
Net rental and other operating income	72	402	374
Other operating income/(expenses)	$ 845	$ 875	$ 805	[1]

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.